PROVISIONS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Other provisions	$ 316.1	$ 305.6
Current portion of provisions	17.1	15.8
Non-current provisions	299.0	289.8
Asset retirement obligations
Disclosure of other provisions [line items]
Other provisions	292.8	285.1	$ 285.3
Current portion of provisions	10.8	12.5
Non-current provisions	282.0	272.6
Yatela loss provision
Disclosure of other provisions [line items]
Other provisions	15.1	15.0
Other
Disclosure of other provisions [line items]
Other provisions	$ 8.2	$ 5.5